Earnings/(Loss) per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Numerator:
Net Income / (Loss)	$ 117,016	$ (3,920)	$ 37,523
Denominator (number of shares in thousands):
Basic and diluted weighted average ordinary shares outstanding	109,785,484	109,676,056	109,654,199
Class of Warrant or Right Number of Warrants Issued	15,000,000	15,000,000	15,000,000	15,000,000